Preferred Shares and Shareholders' Deficit (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended	12 Months Ended
		Apr. 02, 2020	Jun. 09, 2019	Jun. 21, 2015	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 20, 2020
Ordinary shares, par value					$ 0.0001	$ 0.0001	$ 0.0001
Shares converted							26,161
Preferred shares, shares authorized					749,000	749,000	500,000
Preferred shares, par value					$ 0.0001	$ 0.0001	$ 0.0001
Stock issued during the period new issue, value	[1]						$ 13,341
Preferred stock, net of issuance costs						$ 5,920
Conversion of shareholders' loan into preferred shares	[1]
Conversion of convertible loan into preferred shares	[1]
Preferred stock distribution rights, description						Distribution rights - Upon (i) liquidation, (ii) deemed liquidation, such as merger, sale of all or substantially all of the shares and assets and (iii) dividend allocation, the Preferred B and B-1 shares holders shall have 1.75X preference (of their respective original issue price) less any dividends previously paid thereon. (the aggregate amount which a holder of a Preferred B share or Preferred B-1 share is entitled to receive is hereinafter referred to together as the “Series B Preferential Payment Amount”). After payment in full to the holders of Preferred B shares, the Preferred A-1 shares holders shall have 1X preference (of their respective original issue price) less any dividends previously paid thereon. After payment in full to the holders of Preferred B, B-1 and A-1 shares, the Preferred A shares holders shall have 1.5X preference (of their respective original issue price) less any dividends previously paid thereon. After the payment in full of all liquidation rights to holders of preferred and Ordinary Shares (as set forth above), the remaining assets of the Company available for distribution to its shareholders (or, in the case of a deemed liquidation event, the consideration not payable to the holders of shares of Preferred B shares, Preferred B-1 shares, Preferred A-1 shares, Preferred A shares and Ordinary Shares, or the remaining Available Proceeds, as the case may be), shall be distributed among the holders of the shares of Preferred B shares, Preferred B-1 shares, Preferred A shares and Ordinary Shares, pro rata based on the number of shares held by each such holder, treating for this purpose all shares of Preferred Shares (other than Preferred A-1 shares) as if they had been converted to Ordinary Shares pursuant to the terms of the amended and restated certificate of incorporation of the Company immediately prior to a distribution event.
Option excerise price						23.00	40.00
Fair value of option grant						$ 20	$ 18
Weighted average remaining contractual life for option					9 years 9 months 18 days	6 years 1 month 20 days	7 years 1 month 6 days
2015 Employee Share Option Plan [Member]
Ordinary shares, par value				$ 0.0001
Option vested period				10 years
Option to purchase grant						45,500
Option excerise price						40
Ordinary Shares [Member]
Stock issued during the period new issue	[1]						900,000
Stock issued during the period new issue, value	[1],[2]
Conversion of shareholders' loan into preferred shares	[1]
Conversion of convertible loan into preferred shares	[1]
Capital Notes Agreements [Member]
Shares converted							26,161
Notes payable							$ 35,645
Repayments for shareholders' loan and shareholders' convertible loan							$ 9,484
Capital Notes Agreements [Member] | Ordinary Shares [Member]
Stock issued during the period new issue							900,000
Preferred A-1 Shares [Member]
Ordinary shares, par value						$ 0.0001	$ 0.0001
Preferred shares, shares authorized						1,000		1,000
Preferred shares, par value						$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock redemption value						$ 7,500
Preferred B Shares [Member]
Ordinary shares, par value						$ 0.0001	$ 0.0001
Preferred shares, shares authorized						145,000		145,000
Preferred shares, par value						$ 0.0001	$ 0.0001	$ 0.0001
Preferred B-1 Shares [Member]
Ordinary shares, par value						$ 0.0001	$ 0.0001
Preferred shares, shares authorized						103,000		103,000
Preferred shares, par value						$ 0.0001	$ 0.0001	$ 0.0001
Preferred A Shares [Member]
Ordinary shares, par value						$ 0.0001	$ 0.0001
Preferred shares, shares authorized						500,000	500,000
Preferred shares, par value						$ 0.0001	$ 0.0001
Preferred A Shares [Member] | Capital Notes Agreements [Member]
Stock issued during the period new issue							500,000
Shareholders [Member]
Ordinary shares, par value							$ 0.01
Shares converted							100
Ordinary shares, conversion price							$ 0.0001
New Investor [Member] | Share Purchase Agreement [Member]
Conversion of shareholders' loan into preferred shares		$ 6,257
Conversion of convertible loan into preferred shares		$ 4,706
New Investor [Member] | Preferred A-1 Shares [Member] | Share Purchase Agreement [Member]
Shares converted		1,000
New Investor [Member] | Preferred B Shares [Member] | Share Purchase Agreement [Member]
Stock issued during the period new issue		130,180
Stock issued during the period new issue, value		$ 5,920
Preferred stock, net of issuance costs		$ 80
New Investor [Member] | Preferred B-1 Shares [Member] | Share Purchase Agreement [Member]
Shares converted		102,093
Board of Directors [Member]
Preferred stock redemption value						$ 100,000
Chief Executive Officer [Member]
Option vested period			4 years
Option to purchase grant			15,000
Option excerise price			40
Fair value of option grant			$ 43

[1]	See Note 11d.
[2]	Amount less than $1.